Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,474,000
Previously Paid Amount	0.00
Total Fee Amount	225.67
Total Offset Amount	0.00
Net Fee	225.67
Narrative - Max Aggregate Offering Price	$ 1,474,000
Final Prospectus	true